American Century Investments®
Quarterly Portfolio Holdings
American Century® Small Cap Growth Insights ETF (ACSG)
November 30, 2025

Small Cap Growth Insights ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 4.1%
AAR Corp.(1)	494	41,106
Astronics Corp.(1)	540	29,468
ATI, Inc.(1)	548	55,238
Carpenter Technology Corp.	165	52,559
Firefly Aerospace, Inc.(1)	324	5,738
Hexcel Corp.	841	64,109
Karman Holdings, Inc.(1)	456	30,566
		278,784
Air Freight and Logistics — 0.1%
Cargojet, Inc.	169	9,819
Automobile Components — 0.6%
Garrett Motion, Inc.	1,339	22,134
Patrick Industries, Inc.	169	18,289
		40,423
Banks — 1.4%
Bancorp, Inc.(1)	619	39,659
Coastal Financial Corp.(1)	274	30,510
Triumph Financial, Inc.(1)	479	26,158
		96,327
Beverages — 0.6%
Celsius Holdings, Inc.(1)	530	21,698
Vita Coco Co., Inc.(1)	336	17,946
		39,644
Biotechnology — 14.4%
ACADIA Pharmaceuticals, Inc.(1)	1,547	38,737
ADMA Biologics, Inc.(1)	2,626	50,367
Akero Therapeutics, Inc.(1)	485	26,365
Alkermes PLC(1)	481	14,228
Arcellx, Inc.(1)	266	19,341
Arcutis Biotherapeutics, Inc.(1)	1,024	31,386
Arrowhead Pharmaceuticals, Inc.(1)	858	45,217
Aurinia Pharmaceuticals, Inc.(1)	1,704	27,468
BioCryst Pharmaceuticals, Inc.(1)	884	6,347
Biohaven Ltd.(1)	763	7,653
Bridgebio Pharma, Inc.(1)	689	49,615
Catalyst Pharmaceuticals, Inc.(1)	1,729	40,476
Celldex Therapeutics, Inc.(1)	639	17,266
Centessa Pharmaceuticals PLC, ADR(1)	826	23,979
Cytokinetics, Inc.(1)	329	22,415
Dynavax Technologies Corp.(1)	637	7,243
Halozyme Therapeutics, Inc.(1)	819	58,477
Ionis Pharmaceuticals, Inc.(1)	307	25,398
Madrigal Pharmaceuticals, Inc.(1)	102	60,892
Mineralys Therapeutics, Inc.(1)	637	27,467
Monte Rosa Therapeutics, Inc.(1)	555	8,974
Newamsterdam Pharma Co. NV(1)	483	19,948
Nuvalent, Inc., Class A(1)	256	27,994
Protagonist Therapeutics, Inc.(1)	360	32,400
PTC Therapeutics, Inc.(1)	364	31,300

Revolution Medicines, Inc.(1)	323	25,116
Rigel Pharmaceuticals, Inc.(1)	209	10,552
Sarepta Therapeutics, Inc.(1)	360	7,682
Scholar Rock Holding Corp.(1)	545	24,013
Stoke Therapeutics, Inc.(1)	767	23,708
TG Therapeutics, Inc.(1)	663	22,051
Twist Bioscience Corp.(1)	247	7,906
UroGen Pharma Ltd.(1)	716	20,628
Vaxcyte, Inc.(1)	310	15,379
Vera Therapeutics, Inc.(1)	598	20,182
Veracyte, Inc.(1)	728	34,464
Viking Therapeutics, Inc.(1)	327	12,037
Xenon Pharmaceuticals, Inc.(1)	502	22,449
		967,120
Broadline Retail — 0.6%
Etsy, Inc.(1)	442	23,965
Ollie's Bargain Outlet Holdings, Inc.(1)	111	13,665
		37,630
Building Products — 3.2%
CSW Industrials, Inc.	60	16,312
Fortune Brands Innovations, Inc.	520	26,847
Hayward Holdings, Inc.(1)	3,606	59,319
Modine Manufacturing Co.(1)	390	63,231
Trex Co., Inc.(1)	900	31,482
Zurn Elkay Water Solutions Corp.	390	18,603
		215,794
Capital Markets — 3.2%
Etoro Group Ltd., Class A(1)	518	21,741
Hamilton Lane, Inc., Class A	278	34,454
Miami International Holdings, Inc.(1)	647	29,510
Moelis & Co., Class A	364	23,358
P10, Inc., Class A	1,001	9,389
Piper Sandler Cos.	72	24,185
PJT Partners, Inc., Class A	117	19,657
Victory Capital Holdings, Inc., Class A	806	50,689
		212,983
Chemicals — 1.1%
Element Solutions, Inc.	1,302	33,748
Scotts Miracle-Gro Co.	468	26,498
Sensient Technologies Corp.	169	16,476
		76,722
Commercial Services and Supplies — 1.1%
Casella Waste Systems, Inc., Class A(1)	364	35,086
OPENLANE, Inc.(1)	1,469	37,371
		72,457
Communications Equipment — 0.4%
CommScope Holding Co., Inc.(1)	1,339	26,432
Construction and Engineering — 3.7%
Argan, Inc.	109	43,077
Construction Partners, Inc., Class A(1)	517	56,353
IES Holdings, Inc.(1)	119	49,810
Limbach Holdings, Inc.(1)	156	11,037
Primoris Services Corp.	273	34,551
Sterling Infrastructure, Inc.(1)	167	57,499
		252,327

Construction Materials — 0.1%
U.S. Lime & Minerals, Inc.	65	7,902
Consumer Finance — 1.5%
Dave, Inc.(1)	146	31,866
Enova International, Inc.(1)	143	18,746
FirstCash Holdings, Inc.	150	23,761
Upstart Holdings, Inc.(1)	611	27,471
		101,844
Consumer Staples Distribution & Retail — 0.4%
PriceSmart, Inc.	217	26,713
Containers and Packaging — 0.2%
Graphic Packaging Holding Co.	1,040	16,827
Diversified Consumer Services — 1.9%
Adtalem Global Education, Inc.(1)	247	22,862
Coursera, Inc.(1)	1,325	10,534
Frontdoor, Inc.(1)	845	45,571
OneSpaWorld Holdings Ltd.	1,123	22,932
Stride, Inc.(1)	187	11,880
Stubhub Holdings, Inc., Class A(1)	965	11,319
		125,098
Diversified Telecommunication Services — 0.4%
Globalstar, Inc.(1)	442	26,851
Electrical Equipment — 2.8%
American Superconductor Corp.(1)	312	9,700
Eos Energy Enterprises, Inc.(1)	4,862	73,173
NuScale Power Corp.(1)	897	17,940
Powell Industries, Inc.	162	52,362
Power Solutions International, Inc.(1)	117	6,327
Regal Rexnord Corp.	221	32,264
		191,766
Electronic Equipment, Instruments and Components — 4.8%
Badger Meter, Inc.	305	54,455
Cognex Corp.	619	23,584
Crane NXT Co.	377	21,225
Fabrinet(1)	98	45,022
Itron, Inc.(1)	104	10,300
Littelfuse, Inc.	130	33,283
Mirion Technologies, Inc.(1)	1,317	34,268
Novanta, Inc.(1)	130	14,776
Plexus Corp.(1)	335	47,888
TD SYNNEX Corp.	247	37,663
		322,464
Energy Equipment and Services — 1.2%
Expro Group Holdings NV(1)	2,280	31,806
Solaris Energy Infrastructure, Inc., Class A	296	14,176
Tidewater, Inc.(1)	221	11,938
Transocean Ltd.(1)	5,792	25,543
		83,463
Financial Services — 1.1%
Dlocal Ltd.	1,404	18,870
Marqeta, Inc., Class A(1)	1,488	7,127
Paymentus Holdings, Inc., Class A(1)	572	19,860
Remitly Global, Inc.(1)	1,014	13,734
Sezzle, Inc.(1)	237	14,635
		74,226

Food Products — 0.6%
Cal-Maine Foods, Inc.	169	14,081
Vital Farms, Inc.(1)	718	23,479
		37,560
Health Care Equipment and Supplies — 3.1%
Alphatec Holdings, Inc.(1)	3,800	85,690
Envista Holdings Corp.(1)	1,690	35,321
SI-BONE, Inc.(1)	1,577	30,689
TransMedics Group, Inc.(1)	143	20,922
UFP Technologies, Inc.(1)	162	36,724
		209,346
Health Care Providers and Services — 4.7%
Alignment Healthcare, Inc.(1)	494	9,490
BrightSpring Health Services, Inc.(1)	559	20,213
Concentra Group Holdings Parent, Inc.	312	6,415
Encompass Health Corp.	247	28,706
Ensign Group, Inc.	273	50,652
GeneDx Holdings Corp.(1)	104	17,363
HealthEquity, Inc.(1)	461	48,488
Nutex Health, Inc.(1)	68	7,828
Option Care Health, Inc.(1)	962	29,918
Pediatrix Medical Group, Inc.(1)	533	12,840
Privia Health Group, Inc.(1)	598	14,573
Progyny, Inc.(1)	744	19,619
RadNet, Inc.(1)	421	34,855
Talkspace, Inc.(1)	1,983	6,703
U.S. Physical Therapy, Inc.	141	10,413
		318,076
Health Care REITs — 0.4%
American Healthcare REIT, Inc.	572	29,046
Health Care Technology — 0.7%
Certara, Inc.(1)	806	7,383
Phreesia, Inc.(1)	286	5,860
Schrodinger, Inc.(1)	481	8,446
Waystar Holding Corp.(1)	715	26,391
		48,080
Hotels, Restaurants and Leisure — 2.5%
Brinker International, Inc.(1)	247	37,986
Life Time Group Holdings, Inc.(1)	1,452	40,540
Planet Fitness, Inc., Class A(1)	259	29,000
Rush Street Interactive, Inc.(1)	1,716	31,643
Sportradar Group AG, Class A(1)	377	8,294
Wingstop, Inc.	78	20,649
		168,112
Independent Power and Renewable Electricity Producers — 1.4%
Talen Energy Corp.(1)	121	47,706
TransAlta Corp.	3,047	44,306
		92,012
Insurance — 2.6%
Bowhead Specialty Holdings, Inc.(1)	822	22,893
HCI Group, Inc.	140	24,885
Kinsale Capital Group, Inc.	67	25,788
Oscar Health, Inc., Class A(1)	3,783	67,980
Palomar Holdings, Inc.(1)	203	25,215
Root, Inc., Class A(1)	104	8,413
		175,174

Interactive Media and Services — 1.0%
Cargurus, Inc.(1)	364	12,842
fuboTV, Inc.(1)	6,461	19,642
Match Group, Inc.	1,040	34,642
		67,126
IT Services — 0.6%
DigitalOcean Holdings, Inc.(1)	845	37,619
Leisure Products — 0.3%
Peloton Interactive, Inc., Class A(1)	2,483	16,860
Life Sciences Tools and Services — 0.2%
Avantor, Inc.(1)	598	7,014
Niagen Bioscience, Inc.(1)	1,014	6,865
		13,879
Machinery — 2.2%
CECO Environmental Corp.(1)	952	49,647
Federal Signal Corp.	143	16,302
Microvast Holdings, Inc.(1)	2,393	8,423
Mueller Water Products, Inc., Class A	611	14,811
RBC Bearings, Inc.(1)	127	56,511
		145,694
Media — 1.3%
Magnite, Inc.(1)	2,449	35,976
New York Times Co., Class A	446	28,767
Sirius XM Holdings, Inc.	1,092	23,216
		87,959
Metals and Mining — 0.8%
Compass Minerals International, Inc.(1)	351	6,665
Idaho Strategic Resources, Inc.(1)	262	10,399
Ramaco Resources, Inc., Class A(1)	695	10,905
SSR Mining, Inc.(1)	1,248	29,053
		57,022
Oil, Gas and Consumable Fuels — 0.6%
Centrus Energy Corp., Class A(1)	92	23,856
Kosmos Energy Ltd.(1)	12,086	13,536
		37,392
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	552	23,659
Personal Care Products — 0.2%
elf Beauty, Inc.(1)	156	11,883
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals, Inc.(1)	1,209	15,137
Crinetics Pharmaceuticals, Inc.(1)	650	29,614
Edgewise Therapeutics, Inc.(1)	885	23,045
Indivior PLC(1)	1,469	49,358
Xeris Biopharma Holdings, Inc.(1)	869	6,240
		123,394
Professional Services — 2.8%
ExlService Holdings, Inc.(1)	312	12,396
First Advantage Corp.(1)	1,621	22,499
Innodata, Inc.(1)	391	22,471
Korn Ferry	455	29,925
Legalzoom.com, Inc.(1)	2,119	19,770
Paylocity Holding Corp.(1)	156	22,984
Planet Labs PBC(1)	1,256	14,946
Verra Mobility Corp.(1)	1,467	32,010
Willdan Group, Inc.(1)	130	13,117
		190,118

Real Estate Management and Development — 2.0%
Colliers International Group, Inc.	234	33,694
Compass, Inc., Class A(1)	4,511	47,004
FirstService Corp. (Toronto)	132	20,756
Opendoor Technologies, Inc.(1)	4,131	31,809
		133,263
Semiconductors and Semiconductor Equipment — 6.3%
Ambarella, Inc.(1)	221	16,394
Credo Technology Group Holding Ltd.(1)	473	84,005
Enphase Energy, Inc.(1)	1,703	49,132
Impinj, Inc.(1)	235	40,389
Lattice Semiconductor Corp.(1)	102	7,161
MACOM Technology Solutions Holdings, Inc.(1)	256	44,797
MKS, Inc.	160	25,022
Onto Innovation, Inc.(1)	153	21,904
Semtech Corp.(1)	312	23,138
Silicon Laboratories, Inc.(1)	351	44,781
SiTime Corp.(1)	163	48,525
SkyWater Technology, Inc.(1)	524	8,064
Veeco Instruments, Inc.(1)	403	11,780
		425,092
Software — 8.8%
ACI Worldwide, Inc.(1)	590	27,647
Agilysys, Inc.(1)	360	44,266
BlackLine, Inc.(1)	832	47,416
Clear Secure, Inc., Class A	1,638	58,149
Commvault Systems, Inc.(1)	364	44,954
Core Scientific, Inc.(1)	1,001	16,907
Digital Turbine, Inc.(1)	1,333	6,385
Dropbox, Inc., Class A(1)	351	10,488
Elastic NV(1)	257	18,126
Freshworks, Inc., Class A(1)	780	9,469
Klaviyo, Inc., Class A(1)	1,321	37,728
Life360, Inc.(1)	236	18,788
Onestream, Inc.(1)	884	18,414
Pagaya Technologies Ltd., Class A(1)	897	22,380
Pegasystems, Inc.	645	35,327
Porch Group, Inc.(1)	669	6,483
Q2 Holdings, Inc.(1)	695	50,130
Qualys, Inc.(1)	364	51,269
Red Violet, Inc.	116	6,286
Riot Platforms, Inc.(1)	1,089	17,566
Tenable Holdings, Inc.(1)	572	15,169
Varonis Systems, Inc.(1)	188	6,217
Zeta Global Holdings Corp., Class A(1)	1,222	22,301
		591,865
Specialty Retail — 3.8%
Abercrombie & Fitch Co., Class A(1)	364	35,625
Bath & Body Works, Inc.	294	5,118
Boot Barn Holdings, Inc.(1)	299	57,952
Five Below, Inc.(1)	239	39,409
National Vision Holdings, Inc.(1)	1,463	42,207
RealReal, Inc.(1)	1,253	18,143
ThredUp, Inc., Class A(1)	859	6,460
Urban Outfitters, Inc.(1)	182	13,481
Wayfair, Inc., Class A(1)	322	35,678
		254,073

Trading Companies and Distributors — 1.6%
Applied Industrial Technologies, Inc.	117	30,282
Herc Holdings, Inc.	341	45,786
SiteOne Landscape Supply, Inc.(1)	253	33,973
		110,041
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	918	6,564
TOTAL COMMON STOCKS (Cost $6,552,777)		6,714,525
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc., Series A(1)	201	241
Opendoor Technologies, Inc., Series K(1)	200	383
Opendoor Technologies, Inc., Series Z(1)	201	195
TOTAL WARRANTS (Cost $—)		819
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $21,317)	21,317	21,317
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,574,094)		6,736,661
OTHER ASSETS AND LIABILITIES — 0.0%		(933)
TOTAL NET ASSETS — 100.0%		$6,735,728

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,639,644	$74,881	—
Warrants	819	—	—
Short-Term Investments	21,317	—	—
	$6,661,780	$74,881	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.